STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The combined stock option activity for the year ended December 31, 2021, is as follows:

	Stock Options	Weighted Average Exercise Price (1)	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Options outstanding at 12/31/2020, as converted	13,620,077	$0.94	7.12
Granted	9,541,714	5.31
Exercised	(1,130,923)	0.76
Canceled and forfeited	(2,648,893)	1.48
Options outstanding at December 31, 2021	19,381,975	3.02	8.16	$71,543
Exercisable at December 31, 2021	7,341,730	$0.85	6.59	$39,251
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(1)Number of options and the weighted average exercise price have been adjusted to reflect the exchange of Legacy Pear’s common stock for Class A common stock at an exchange ratio of approximately 1.47 in December 2021 as a result of the Business Combination. See Note 3 for further information.

Schedule of Valuation Assumptions
The assumptions used to estimate the grant date fair value using the Black-Scholes option pricing model were as follows:

	Year Ended December 31,
	2021	2020
Risk-free interest rate	1.01%	0.54%
Expected volatility	68.85%	67.65%
Expected term (years)	5.54-6.68	5.57-6.70
Expected dividend yield	—%	—%

Schedule of Stock Based Compensation Expense
The Company has classified stock-based compensation in its consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2021	2020
Cost of product revenue	$133	$—
Research and development	1,522	793
Selling, general, and administrative (1)	2,155	8,233
Total stock-based compensation expense	$3,810	$9,026
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(1)In connection with the tender offer in 2020, the Company purchased 2,788,732 shares of common stock from the CEO, and 41,100 common shares from certain eligible employees, at a purchase price of $3.9433 per share totaling $11,159 and resulting in a stock-based compensation expense of $7,254, representing the difference between the purchase price and the estimated fair value of the common stock on the date of the sale.